UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	August 31
Date of reporting period:	February 28, 2026

Brendan Wood TopGun ETF

ITEM 1.(a).  Reports to Stockholders.

Brendan Wood TopGun ETF Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 Brendan Wood TopGun ETF ticker: BWTG (Listed on the Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Brendan Wood TopGun ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at brendanwoodtopgunetf.com. You can also contact us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brendan Wood TopGun ETF	$49	0.95%¹
¹	Annualized.

Sector Breakdown

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.91%
Canadian Pacific Kansas City Southern	4.63%
Costco Wholesale Corp.	4.53%
Parker-Hannifin Corp.	4.46%
HCA Healthcare, Inc.	4.39%
Prologis, Inc.	4.34%
Home Depot, Inc.	4.32%
Welltower, Inc.	4.29%
T-Mobile US, Inc.	4.13%
Transdigm Group, Inc.	3.89%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit brendanwoodtopgunetf.com.

Key Fund Statistics

(as of February 28, 2026)

Fund Net Assets	$19,842,738
Number of Holdings	25
Total Net Advisory Fee	$86,891
Portfolio Turnover Rate	15.20%

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended February 28, 2026 (unaudited)

BRENDAN WOOD TOPGUN ETF

See Notes to Financial Statements

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Schedule of InvestmentsFebruary 28, 2026 (unaudited)

		Shares	Value
98.45%	COMMON STOCKS

11.79%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	2,445	$761,446
	Meta Platforms, Inc.	1,170	758,371
	T-Mobile US, Inc.	3,774	819,298
			2,339,115

7.81%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	3,308	694,680
	Home Depot, Inc.	2,249	856,239
			1,550,919

4.53%	CONSUMER STAPLES
	Costco Wholesale Corp.	889	898,592

21.81%	FINANCIALS
	Brookfield Corp. ADR	16,830	737,827
	JPMorgan Chase & Co.	2,391	718,017
	Mastercard, Inc. Class A	1,349	697,716
	Morgan Stanley	4,317	718,824
	Royal Bank of Canada ADR	4,540	759,224
	Visa, Inc. Class A	2,175	696,305
			4,327,913

11.75%	HEALTH CARE
	Danaher Corp.	3,352	706,065
	Eli Lilly & Co.	716	753,225
	HCA Healthcare, Inc.	1,646	871,886
			2,331,176

16.77%	INDUSTRIALS
	Canadian Pacific Kansas City Southern ADR	10,487	918,556
	Parker-Hannifin Corp.	877	885,051
	Transdigm Group, Inc.	592	771,252
	Waste Connections, Inc. ADR	4,373	752,725
			3,327,584
12.19%	INFORMATION TECHNOLOGY - HARDWARE
	Broadcom, Inc.	2,227	711,638
	Nvidia Corp.	4,133	732,326
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,601	974,283
			2,418,247

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Schedule of Investments - continuedFebruary 28, 2026 (unaudited)

See Notes to Financial Statements

		Shares	Value
3.17%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Microsoft Corp.	1,600	$628,384

8.63%	REAL ESTATE
	Prologis, Inc. REIT	6,039	860,980
	Welltower, Inc. REIT	4,112	851,677
			1,712,657

98.45%	TOTAL COMMON STOCKS		19,534,587
	(Cost: $15,826,358)

98.45%	TOTAL INVESTMENTS		19,534,587
	(Cost: $15,826,358)
1.55%	Other assets, net of liabilities		308,151
100.00%	NET ASSETS		$19,842,738

(A)Non-income producing.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

FINANCIAL STATEMENTS | February 28, 2026

See Notes to Financial Statements

BRENDAN WOOD TOPGUN ETF

Statement of Assets and LiabilitiesFebruary 28, 2026 (unaudited)

ASSETS
Investments at value (cost of $ 15,826,358) (Note 1)	$19,534,587
Cash	308,698
Dividends recievable	13,924
TOTAL ASSETS	19,857,209

LIABILITIES
Accrued net advisory fees	14,471
TOTAL LIABILITIES	14,471
NET ASSETS	$19,842,738

Net Assets Consist of:
Paid-in capital	$16,249,882
Distributable earnings (accumulated deficits)	3,592,856
Net Assets	$19,842,738

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	500,000
Net Asset Value and Offering Price Per Share	$39.69

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Statement of OperationsSix Months Ended February 28, 2026 (unaudited)

See Notes to Financial Statements

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $3,721)	$140,793
Total investment income	140,793

EXPENSES
Investment advisory fees (Note 2)	89,636
Investment advisory fees waived (Note 2)	(2,745)
Net expenses	86,891
Net investment income (loss)	53,902

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	227,597
Net change in unrealized appreciation (depreciation) of investments	871,425

Net realized and unrealized gain (loss) on investments	1,099,022

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,152,924

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

FINANCIAL STATEMENTS | February 28, 2026

See Notes to Financial Statements

BRENDAN WOOD TOPGUN ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$53,902	$33,816
Net realized gain (loss) on investments	227,597	(58,840)
Net change in unrealized appreciation (depreciation) of investments	871,425	1,444,828
Increase (decrease) in net assets from operations	1,152,924	1,419,804

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(68,500)	(25,905)
Decrease in net assets from distributions	(68,500)	(25,905)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	2,360,508	8,645,608
Shares redeemed	(388,438)	(719,879)
Increase (decrease) in net assets from capital stock transactions	1,972,070	7,925,729

NET ASSETS
Increase (decrease) during period	3,056,494	9,319,628
Beginning of period	16,786,244	7,466,616
End of period	$19,842,738	$16,786,244

FINANCIAL STATEMENTS | February 28, 2026

See Notes to Financial Statements

BRENDAN WOOD TOPGUN ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025	Period Ended August 31, 2024*
Net asset value, beginning of period	$37.30	$33.94	$25.00
Investment activities
Net investment income (loss)(1)	0.11	0.09	0.04
Net realized and unrealized gain (loss) on investments	2.42	3.35	8.95
Total from investment activities	2.53	3.44	8.99

Distributions
Net investment income	(0.14)	(0.08)	(0.05)
Return of capital	—	—	(—	)(2)
Total distributions	(0.14)	(0.08)	(0.05)
Net asset value, end of period	$39.69	$37.30	$33.94

Total Return(3)	6.76%	10.18%	36.02%

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	0.98%	0.98%	0.98%
Expenses, net of waiver (Note 2)	0.95%	0.95%	0.95%
Net investment income (loss)	0.59%	0.38%	0.14%
Portfolio turnover rate(5)	15.20%	21.03%	24.74%
Net assets, end of period (000s)	$19,843	$16,786	$7,467

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on November 9, 2023.

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Notes to Financial StatementsFebruary 28, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brendan Wood TopGun ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on November 9, 2023.

The Fund’s investment objective is to seek to provide growth consistent with the preservation of capital.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day operations of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,534,587	$—	$—	$19,534,587
	$19,534,587	$—	$—	$19,534,587

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the year ended August 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the six months ended February 28, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
BRENDAN WOOD TOPGUN ETF	10,000	$250	$396,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.98%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its management fee to an annual rate of 0.95% of the average daily net assets of the Fund until December 31, 2026, and the Advisor may not terminate this arrangement prior to that date. The Advisor is not entitled to recover any previously waived fees.

The Advisor has retained Brendan Wood TopGun Partnerships, Inc. (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, at an annual rate of 0.69%.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays the fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays the fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP.

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their services. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities, other than in-kind transactions and short-term investments for the six months ended February 28, 2026, were as follows:

Purchases	Sales
$2,766,440	$2,873,030

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended February 28, 2026, were as follows:

Purchases	Sales	Realized Gains
$2,308,550	$379,717	$122,186

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

purposes. The tax character of distributions paid during the six months ended February 28, 2026 and year ended August 31, 2025, were as follows:

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Distributions paid from:
Ordinary income	$68,500	$25,905

As of February 28, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(7,633)
Accumulated net realized gain (loss) on investments	(107,740)
Net unrealized appreciation (depreciation) on investments	3,708,229
$3,592,856

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$15,826,358	$3,851,336	$(143,107)	$3,708,229

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Shares sold	60,000	250,000
Shares redeemed	(10,000)	(20,000)
Net increase (decrease)	50,000	230,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | February 28, 2026

BRENDAN WOOD TOPGUN ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: May 6, 2026

* Print the name and title of each signing officer under his or her signature.